Convertible debentures -net of discounts (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Convertible Debt [Table Text Block]

This table presents the positions on the outstanding notes at September 30, 2021 and December 31, 2020, respectively.

Holder	Date of Loan	Loan amount	OID and discounts and fees	Interest rate	Balance September 30, 2021	Balance December 31, 2020
Power Up Lending Group Ltd	3-29-21	80,000	20,600	12%	26,720	-
Power Up Lending Group Ltd	5-25-21	48,750	13,987	12%	33,202	-
Oasis Capital	1-22-20	189,000	17,758	8%	113,380	150,553
Oasis Capital	9-1-18	150,000	-	8%	3,264	3,264
Oasis Capital	7-19-21	118,000	4,500	8%	49,500	-
Totals and balances		$585,750	$56,845		$226,066	$153,817

During the year ended December 31, 2020, the Company funded operations with borrowing on new convertible promissory notes. This table presents the positions on the notes as of December 31, 2020.

Holder	Date of Loan	Loan amount	OID and discounts and fees	Interest rate	Balance December 31, 2019	Balance December 31, 2020
Power Up Lending Group Ltd	5-13-19	$96,300	$13,300	8%	$4,300	$0
Power Up Lending Group Ltd	8-14-19	68,000	13,000	8%	68,000	0
Power Up Lending Group Ltd	9-11-19	76,000	13,000	8%	76,000	0
Crown Bridge Tranche 1	8-8-19	50,000	5,000	8%	50,000	0
Oasis Capital	9-1-18	150,000	124,671		274,671	153,817
Totals and balances at 12-31-20		$442,300	$164,471		$472,971	$153,817